Equity Method Investments (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended					0 Months Ended		1 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended					3 Months Ended							12 Months Ended			1 Months Ended		0 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended						12 Months Ended
	Aug. 29, 2013 USD ($)	Aug. 30, 2012 USD ($)	Sep. 01, 2011 USD ($)	Jul. 31, 2013 USD ($)	Aug. 29, 2013 Primarily Inotera [Member] USD ($)	May 28, 2013 Inotera [Member] USD ($)	May 28, 2013 Inotera [Member] TWD	Mar. 31, 2012 Inotera [Member] USD ($)	Mar. 01, 2012 Inotera [Member]	Aug. 29, 2013 Inotera [Member] USD ($)	Mar. 01, 2012 Inotera [Member] USD ($)	Jun. 30, 2013 Inotera [Member] USD ($)	Aug. 29, 2013 Inotera [Member] USD ($)	Dec. 31, 2012 Inotera [Member] USD ($)	Aug. 30, 2012 Inotera [Member] USD ($)	Sep. 01, 2011 Inotera [Member] USD ($)	Aug. 29, 2013 Inotera [Member] Nanya [Member]	Aug. 30, 2012 Inotera [Member] Inventories [Member] USD ($)	Mar. 01, 2012 Inotera [Member] Inventories [Member] USD ($)	Dec. 01, 2011 Inotera [Member] Inventories [Member] USD ($)	Sep. 01, 2011 Inotera [Member] Inventories [Member] USD ($)	Jun. 02, 2011 Inotera [Member] Inventories [Member] USD ($)	Mar. 03, 2011 Inotera [Member] Inventories [Member] USD ($)	Dec. 02, 2010 Inotera [Member] Inventories [Member] USD ($)	Aug. 29, 2013 Inotera [Member] Inventories [Member] USD ($)	Aug. 30, 2012 Inotera [Member] Inventories [Member] USD ($)	Sep. 01, 2011 Inotera [Member] Inventories [Member] USD ($)	Aug. 29, 2013 Tera Probe [Member] USD ($)	Aug. 30, 2012 Tera Probe [Member] USD ($)	Jul. 31, 2013 Tera Probe [Member] Elpida Company [Member] USD ($)	Aug. 29, 2013 Other [Member] USD ($)	Aug. 30, 2012 Other [Member] USD ($)	Sep. 01, 2011 Other [Member] USD ($)	Aug. 30, 2012 Other [Member] Transform [Member] USD ($)	Mar. 04, 2010 Other [Member] Transform [Member]	Aug. 30, 2012 Other [Member] Transform [Member] USD ($)	Sep. 01, 2011 Other [Member] Transform [Member] USD ($)	Aug. 29, 2013 Other [Member] Transform [Member] USD ($)	Aug. 29, 2013 Other [Member] Transform [Member] Origin Energy Limited [Member]	Aug. 29, 2013 Other [Member] Aptina [Member]	Mar. 01, 2012 Other [Member] Aptina [Member] USD ($)	Aug. 29, 2013 Nanya [Member] USD ($)	Aug. 30, 2012 Nanya [Member] USD ($)	Sep. 01, 2011 Nanya [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Investment Balance	$ 396,000,000	$ 389,000,000								$ 344,000,000			$ 344,000,000		$ 370,000,000													$ 40,000,000	$ 0		$ 12,000,000	$ 19,000,000									$ 0
Ownership Percentage (in hundredths)										35.00%			35.00%		40.00%													40.00%	0.00%									50.00%		31.00%
Equity in net income (loss) of equity method investees, net of tax	(83,000,000)	(294,000,000)	(158,000,000)										(79,000,000)		(189,000,000)	(112,000,000)															(4,000,000)	(105,000,000)	(46,000,000)
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets	1,018,000,000	724,000,000
Noncurrent assets	2,634,000,000	3,024,000,000
Equity Method Investment Summarized Financial Information Liquidation Assets																																		29,000,000		29,000,000		9,000,000
Equity Method Investment, Summarized Financial Information, Liabilities [Abstract]
Current liabilities	1,912,000,000	2,519,000,000
Noncurrent liabilities	435,000,000	155,000,000
Equity Method Investment Summarized Financial Information Liquidation Liabilities																																		14,000,000		14,000,000		8,000,000
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Net sales	1,788,000,000	1,798,000,000	1,839,000,000
Gross margin	1,000,000	(451,000,000)	(268,000,000)
Operating loss	(203,000,000)	(751,000,000)	(559,000,000)
Net loss	(188,000,000)	(793,000,000)	(594,000,000)									91,000,000		(541,000,000)
Equity Method Investment Summarized Financial Information Changes In Net Assets Liabilities In Liquidation																																		67,000,000
Inotera net income (loss)	(188,000,000)	(793,000,000)	(594,000,000)									91,000,000		(541,000,000)
Inotera current liabilities that exceed current assets												1,000,000,000
Maximum exposure to loss related to variable interest entities					344,000,000
Equity [Abstract]
Ownership percentage after stock transactions during period (in hundredths)						35.00%	35.00%	40.00%																						40.00%					50.00%
Payments to acquire equity method investments	0	187,000,000	31,000,000					170,000,000																												17,000,000	30,000,000
Number of shares issued by Inotera						634	634
Stock price per share						$ 0.32	9.47
Gain from issuance of Inotera shares	48,000,000	0	0							48,000,000			48,000,000
Payments by third party to acquire interest in equity method investment of the entity.																																				17,000,000	30,000,000
Percentage interest held by a third party (in hundredths)																	36.00%																						50.00%
Market value of equity interests										854,000,000			854,000,000															30,000,000
Amount in accumulated other comprehensive income (loss) for cumulative translation adjustments on its investment										44,000,000			44,000,000		49,000,000
Amortization of difference between cost and underlying equity in net assets															48,000,000	48,000,000
Related Party Transaction, Due from (to) Related Party, Current [Abstract]
Amount loaned to Inotera											133,000,000
Inotera loan stated annual interest rate									2.00%
Percentage of Inotera's wafer production previously obligated to purchase (in hundredths)														50.00%
Purchases of DRAM products from Inotera																									1,260,000,000	646,000,000	641,000,000
Loss on our purchase commitment under Inotera supply agreement																		17,000,000	19,000,000	40,000,000	28,000,000	3,000,000	12,000,000	11,000,000
Reduction in research and development costs under cost sharing arrangement																																										19,000,000	138,000,000	141,000,000
Royalty revenue from Nanya for sales of DRAM products on process nodes of 50nm or higher																																										3,000,000	11,000,000	25,000,000
Fair value of investment in Tera Probe acquired with Elpida				40,000,000																										40,000,000
Difference between cost of Tera Probe investment and underlying equity																												$ 35,000,000
Weighted-average period for remaining Inotera amortization (in years)																												7 years